Lincoln Financial Group 150 N. Radnor Chester Rd. Radnor, PA 19087

  Phone: 484-583-8711

  Email: sam.goldstein@lfg.com

VIA EDGAR

October 24, 2016

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	172
	Fund:	Lincoln [ ] Fixed Income Allocation Fund
Lincoln [ ] Global Moderate Allocation Fund
Lincoln [ ] U.S. Moderate Allocation Fund
(collectively, the “New Funds”)

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 172 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced registrant (the “Registrant”). The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933. This Amendment is being filed to establish the New Funds as new series of the Trust.

The New Funds will be sub-advised asset allocation funds-of-funds.

Your consideration of this filing is much appreciated. Please contact me at the number indicated above with your comments.

Very truly yours,

/s/ Sam K. Goldstein

Samuel K. Goldstein, Esq.

Senior Counsel – Funds Management

Enclosures

cc:  Ronald A. Holinsky, Esq.